UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-07507

                          Scudder Investments VIT Funds
                          -----------------------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
                                ----------------
               (Address of principal executive offices) (Zip code)


                                  Charles Rizzo
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-3488
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period: 3/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder VIT Real Estate Securities Portfolio
Investment Portfolio as of March 31, 2005 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------

                                                                                          Shares              Value ($)
                                                                                    -----------------------------------


Common Stocks 96.4%
Apartments 15.8%
Amli Residential Properties Trust (REIT)                                                   4,000               109,560
Apartment Investment & Management Co. "A" (REIT)                                          23,500               874,200
Archstone-Smith Trust (REIT)                                                               7,800               266,058
Avalonbay Communities, Inc. (REIT)                                                        19,482             1,303,151
BRE Properties, Inc. "A" (REIT)                                                           11,700               413,010
Camden Property Trust (REIT)                                                              10,757               505,902
Equity Residential (REIT)                                                                 59,400             1,913,274
                                                                                                           -----------
                                                                                                             5,385,155

Diversified 4.9%
American Financial Realty Trust (REIT)                                                    40,000               585,200
Capital Automotive (REIT)                                                                  9,200               304,704
Colonial Properties Trust (REIT)                                                           4,900               188,209
Digital Realty Trust, Inc. (REIT)                                                         11,400               163,818
Equity Lifestyle Properties, Inc. (REIT)                                                   3,800               133,950
Lexington Corporate Properties Trust (REIT)                                               12,900               283,026
                                                                                                           -----------
                                                                                                             1,658,907

Health Care 5.2%
LTC Properties, Inc. (REIT)                                                               15,700               272,395
National Health Investors, Inc. (REIT)                                                     9,100               236,418
Nationwide Health Properties, Inc. (REIT)                                                 10,000               202,100
Senior Housing Properties Trust (REIT)                                                    19,500               325,260
Universal Health Realty Income Trust (REIT)                                                3,000                84,750
Ventas, Inc. (REIT)                                                                       25,750               642,720
                                                                                                           -----------
                                                                                                             1,763,643

Hotels 10.5%
Hilton Hotels Corp.                                                                       47,200             1,054,920
Host Marriott Corp. (REIT)                                                                56,700               938,952
Innkeepers USA Trust (REIT)                                                                  400                 5,164
La Quinta Corp.*                                                                          64,600               549,100
LaSalle Hotel Properties (REIT)                                                            9,500               275,975
Starwood Hotels & Resorts Worldwide, Inc.                                                 12,501               750,435
                                                                                                           -----------
                                                                                                             3,574,546

Industrial 10.2%
AMB Property Corp. (REIT)                                                                 17,700               669,060
Catellus Development Corp. (REIT)                                                         19,760               526,604
First Potomac Realty Trust (REIT)                                                          3,300                75,405
Liberty Property Trust (REIT)                                                             20,100               784,905
ProLogis (REIT)                                                                           37,900             1,406,090
                                                                                                           -----------
                                                                                                             3,462,064

Manufactured Homes 0.3%
American Land Lease, Inc. (REIT)                                                           4,100                94,874
                                                                                                           -----------
Media 0.4%
Entertainment Properties Trust (REIT)                                                      3,400               140,862
                                                                                                           -----------
Office 15.6%
Arden Realty Group, Inc. (REIT)                                                           18,028               610,248
BioMed Realty Trust, Inc. (REIT)                                                          11,600               238,960
Brandywine Realty Trust (REIT)                                                            13,800               391,920
Brookfield Properties Corp. (REIT)                                                        17,500               673,750
CarrAmerica Realty Corp. (REIT)                                                            8,600               271,330
CRT Properties, Inc. (REIT)                                                                9,400               204,732
Equity Office Properties Trust (REIT)                                                     38,400             1,156,992
Glenborough Realty Trust, Inc. (REIT)                                                      7,700               147,224
Highwoods Properties, Inc. (REIT)                                                         14,800               396,936
Mack-Cali Realty Corp. (REIT)                                                             16,490               698,351
Parkway Properties, Inc. (REIT)                                                            2,900               135,430
Trizec Properties, Inc. (REIT)                                                            20,100               381,900
                                                                                                           -----------
                                                                                                             5,307,773

Regional Malls 14.8%
General Growth Properties, Inc. (REIT)                                                     4,800               163,680
Pennsylvania Real Estate Investment Trust (REIT)                                           8,670               349,574
Simon Property Group, Inc. (REIT)                                                         49,850             3,019,913
Taubman Centers, Inc. (REIT)                                                              14,900               413,326
The Macerich Co. (REIT)                                                                    4,000               213,120
The Mills Corp. (REIT)                                                                    16,400               867,560
                                                                                                           -----------
                                                                                                             5,027,173

Shopping Centers 14.8%
Commercial Net Lease Realty (REIT)                                                         4,300                79,335
Developers Diversified Realty Corp. (REIT)                                                 1,600                63,600
Equity One, Inc. (REIT)                                                                   10,300               212,077
Federal Realty Investment Trust (REIT)                                                    14,000               676,900
Heritage Property Investment Trust (REIT)                                                  6,000               178,080
Inland Real Estate Corp. (REIT)                                                           29,400               441,882
Pan Pacific Retail Properties, Inc. (REIT)                                                15,549               882,406
Regency Centers Corp. (REIT)                                                              17,900               852,577
Vornado Realty Trust (REIT)                                                               23,677             1,640,106
                                                                                                           -----------
                                                                                                             5,026,963

Other 3.9%
Public Storage, Inc. (REIT)                                                               23,200             1,321,008
                                                                                                           -----------

Total Common Stocks (Cost $30,028,193)                                                                      32,762,968
                                                                                                           -----------
                                                                                        Principal
                                                                                        Amount ($)          Value ($)
                                                                                        ----------          ---------

Repurchase Agreements 5.0%
State Street Bank and Trust Co., 2.45%, dated 3/31/2005,
to be repurchased at $1,723,117 on 4/1/2005 (a)
(Cost $1,723,000)                                                                      1,723,000             1,723,000
                                                                                                           -----------

                                                                                            % of
                                                                                         Net Assets         Value ($)
                                                                                         ----------         ---------

Total Investment Portfolio  (Cost $31,751,193)                                             101.4            34,485,968
Other Assets and Liabilities, Net                                                           -1.4              -488,304
                                                                                                           -----------
Net Assets                                                                                 100.0            33,997,664
                                                                                                           ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Collateralized by 1,260,000 US Treasury Bond, 8.875%, maturing on 8/15/2017 with a value of $1,763,811.

REIT: Real Estate Investment Trust

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder VIT Real Estate Securities Portfolio


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder VIT Real Estate Securities Portfolio

By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 26, 2005



By:                                 /s/Paul Schubert
                                    -----------------------------------
                                  Paul Schubert
                                    Chief Financial Officer

Date:                               May 26, 2005